Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Operating Activities
Net income attributable to U.S. Bancorp	$ 5,825		$ 7,963	$ 4,959
Adjustments to reconcile net income to net cash provided by operating activities
Provision for credit losses	1,977	[1]	(1,173)	3,806
Depreciation and amortization of premises and equipment	345		338	351
Amortization of intangibles	215		159	176
(Gain) loss on sale of loans held for sale	387		(1,135)	(2,193)
(Gain) loss on sale of securities and other assets	(188)		(398)	(344)
Loans originated for sale, net of repayments	(33,127)		(72,627)	(67,449)
Proceeds from sales of loans held for sale	38,895		74,315	65,468
Other, net	6,790		2,428	(1,058)
Net cash provided by operating activities	21,119		9,870	3,716
Investing Activities
Proceeds from sales of available-for-sale investment securities	36,391		16,075	15,596
Proceeds from maturities of held-to-maturity investment securities	5,759		1,093
Proceeds from maturities of available-for-sale investment securities	14,927		41,199	40,639
Purchases of held-to-maturity investment securities	(7,091)		(1,088)
Purchases of available-for-sale investment securities	(24,592)		(99,045)	(68,662)
Net (increase) decrease in loans outstanding	(27,318)		(17,459)	6,350
Proceeds from sales of loans	4,420		6,183	2,250
Purchases of loans	(2,113)		(4,466)	(11,622)
Net decrease in securities purchased under agreements to resell	252		18	645
Net cash received from (paid for) acquisitions	12,257		(661)	(556)
Other, net	(5,392)		664	(80)
Net cash provided by (used in) investing activities	7,500		(57,487)	(15,440)
Financing Activities
Net (decrease) increase in deposits	(17,215)		26,313	67,854
Net increase (decrease) in short-term borrowings	15,213		30	(11,957)
Proceeds from issuance of long-term debt	8,732		2,626	14,501
Principal payments or redemption of long-term debt	(6,926)		(11,432)	(14,476)
Proceeds from issuance of preferred stock	437		2,221	486
Proceeds from issuance of common stock	21		43	15
Repurchase of preferred stock	(1,100)		(1,250)
Repurchase of common stock	(69)		(1,555)	(1,672)
Cash dividends paid on preferred stock	(299)		(308)	(300)
Cash dividends paid on common stock	(2,776)		(2,579)	(2,552)
Purchase of noncontrolling interests			(167)
Net cash (used in) provided by financing activities	(3,982)		13,942	51,899
Change in cash and due from banks	24,637		(33,675)	40,175
Cash and due from banks at beginning of period	28,905		62,580	22,405
Cash and due from banks at end of period	53,542		28,905	62,580
Supplemental Cash Flow Disclosures
Cash paid for income taxes	767		535	1,025
Cash paid for interest	2,717		1,061	2,199
Noncash transfer of available-for-sale investment securities to held-to-maturity	40,695		41,823
Net noncash transfers to foreclosed property	23		14	23
Assets (sold) acquired	106,209		749	828
Liabilities sold (assumed)	(95,753)		(88)	(272)
Net	$ 10,456		$ 661	$ 556

[1]	Includes $662 million of provision for credit losses related to the acquisition of MUB.